Segment analysis - Segment Results (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($) customer
Disclosure of operating segments [line items]
Revenue	$ 4,055	$ 3,451	$ 3,344
Adjusted EBITDA	662	545	503
Capital Expenditure	686	268	205
Segment assets	$ 5,325	$ 4,254	$ 4,066
Number of customers | customer	1	2	2
Europe
Disclosure of operating segments [line items]
Revenue	$ 1,838	$ 1,599	$ 1,556
Adjusted EBITDA	281	249	253
Capital Expenditure	190	101	95
Segment assets	2,785	2,360	2,292
Americas
Disclosure of operating segments [line items]
Revenue	2,217	1,852	1,788
Adjusted EBITDA	381	296	250
Capital Expenditure	496	167	110
Segment assets	$ 2,540	$ 1,894	$ 1,774